Restatement of previously issued financial statements (Tables)	12 Months Ended
Jun. 30, 2026
Restatement Of Previously Issued Financial Statements
Schedule of Restatement Adjustments

Ref.	Nature of adjustment	Amount	Financial statement effect
(i)	Internal salaries and wages incorrectly capitalized as intangible assets were derecognized and charged to general and administrative expenses.	1,108	Decrease in intangible assets; increase in expenses.
(ii)	Commission incorrectly recognized in other debtors was derecognized and charged to general and administrative expenses.	375	Decrease in trade and other receivables; increase in expenses.
(iii)	Vehicles and the corresponding trade payables were derecognized where the entity lacked legal control and title.	858	Decrease in property, plant and equipment and trade payables; no impact on profit or loss.
(iv)	Prepaid consulting expenses were charged to general and administrative expenses because the underlying services had been fully rendered.	1,383	Decrease in prepayments; increase in expenses.
(v-a)	Current fiscal provisions were offset against VAT receivable balances.	573	Decrease in current assets and current liabilities; no impact on profit or loss.
(v-b)	Current other liabilities were offset against VAT receivable balances.	95	Decrease in current assets and current liabilities; no impact on profit or loss.
(vi)	Share capital and share premium relating to the Ceres Holding Limited subscription arrangement were reclassified to a share subscription equity reserve.	60,500	Reclassification within equity; no impact on total equity.
	Net increase in loss and accumulated deficit	2,866	Reduction in net assets.

Schedule of Net Adjustments Reconciliation

Net adjustments in the reconciliation tables are calculated as the amount previously reported less the restated amount.

(US dollars in thousands)	As previously reported	Restated	Net adjustment	Adjustment reference
Assets
Non-current assets
Property, plant and equipment, net	1,460	602	858	Adj (iii)
Intangible assets, net	16,694	15,586	1,108	Adj (i)
Deferred tax assets, net	4,405	4,405	-	-
Total non-current assets	22,559	20,593	1,966
Current assets
Cash and cash equivalents	60	60	-	-
Restricted cash	191	191	-	-
Trade and other receivables	73,162	70,737	2,425	Adj (ii), (iv), (v-a, b)
Inventory	1,151	1,151	-	-
Digital assets	5	5	-	-
Total current assets	74,569	72,144	2,425
Total assets	97,128	92,737	4,391
Liabilities And Equity
Current liabilities
Trade and other payables	39,806	38,854	952	Adj (iii), (v-b)
Income tax liability	168	168	-	-
Provisions	3,047	2,474	573	Adj (v-a)
Loans and borrowings	12,249	12,249	-	-
Total current liabilities	55,270	53,745	1,525
Non-current liabilities
Other payables	2,225	2,225	-	-
Provisions	17	17	-	-
Loans and borrowings	16,940	16,940	-	-
Deferred tax liabilities	2,572	2,572	-	-
Total non-current liabilities	21,754	21,754	-
Total liabilities	77,024	75,499	1,525
Equity
Share capital	2,704	1,504	1,200	Adj (vi)
Share premium	181,668	122,368	59,300	Adj (vi)
Cumulative translation reserve	(1,966)	(1,966)	-	-
Share subscription equity reserve	-	60,500	(60,500)	Adj (vi)
Other reserves	(6,519)	(6,519)	-	-
Accumulated deficit	(155,783)	(158,649)	2,866	Adj (i), (ii), (iv)
Equity and reserves attributable to owners	20,104	17,238	2,866
Total equity	20,104	17,238	2,866
Total equity and liabilities	97,128	92,737	4,391

Schedule Of Effect On Consolidated Statement Of Comprehensive Income

Effect on the consolidated statement of comprehensive income for the year ended June 30, 2025

(US dollars in thousands)	As previously reported	Restated	Net adjustment	Adjustment reference
General and administrative expenses	(8,233)	(11,099)	2,866	Adj (i), (ii), (iv)
Subtotal of affected income and expense line items	(8,233)	(11,099)	2,866	Total P&L Restatement
Total comprehensive loss attributable to owners	(14,826)	(17,692)	2,866

Schedule Of Effect On Earnings And Loss Per Share

(US dollars in thousands)	As previously reported	Restated
Loss from continuing operations	(14,440)	(17,306)
Profit from discontinued operations	1,648	1,648
Loss for the year	(12,792)	(15,658)
Weighted average Class A Ordinary Shares	6,655	6,655
Basic and diluted loss per share from continuing operations (US$)	(2.17)	(2.60)
Basic and diluted earnings per share from discontinued operations (US$)	0.25	0.25
Basic and diluted loss per share for the year (US$)	(1.92)	(2.35)

Schedule of Effect on Cash Balances

Effect on consolidated statements of cash flow

(US dollars in thousands)	As previously reported	Restated	Net adjustment	Adjustment reference
Loss from continuing operations	(14,440)	(17,306)	2,866	Adj (i), (ii), (iv)
Trade and other receivables	(1,608)	(529)	(1,079)	Adj (ii), (iv), (v-a, b)
Trade and other payables and provisions	(739)	(917)	178	Adj (iii), (v-a, b)
Impact on cash generated from operations			1,965
Purchase of property, plant and equipment	(985)	(128)	(857)	Adj (iii)
Investment in capital projects	(2,249)	(1,141)	(1,108)	Adj (i)
Impact on cash used in investing activities			(1,965)